Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel: 203 402-1624 elizabeth.gioia@prudential.com

May 4, 2026

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Prudential Variable Contract Account-11; Post-Effective Amendment No. 64; File No. 002-76581

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of the Prudential Variable Contract Account-11 (the “Account”), hereby certifies: (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/ Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel